Line of Credit (Details) - Schedule of expenses related to line of credit - Line of Credit [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Interest expense on utilization	$ 2,760,080	$ 788,298	$ 5,114,727	$ 1,745,528
Interest expense on unused daily amounts	39,805	82,300	268,787	560,687
Amortization of debt issuance costs	$ 173,453	$ 185,602	983,745	689,930
Loss on extinguishment of line of credit			$ 813,806	$ 1,092,679